Note 9 - Junior Subordinate Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Subordinated Borrowing [Table Text Block]
	2012	2011

Note Payable to Trust II	$12,372,000	$12,372,000
Note Payable to Trust III	8,248,000	8,248,000
Note Payable to Trust IV	5,155,000	5,155,000
Note Payable to Trust V	10,310,000	10,310,000
	$36,085,000	$36,085,000

Investments in and Advances to Affiliates [Table Text Block]
Name	Date Issued	Amount Issued	Interest Rate	Interest Rate as of 12/31/12	Interest Rate as of 12/31/11

QCR Holdings Statutory Trust II	February 2004	$12,372,000	2.85% over 3-month LIBOR *	3.21%	3.22%
QCR Holdings Statutory Trust III	February 2004	8,248,000	2.85% over 3-month LIBOR	3.21%	3.22%
QCR Holdings Statutory Trust IV	May 2005	5,155,000	1.80% over 3-month LIBOR	2.14%	2.20%
QCR Holdings Statutory Trust V	February 2006	10,310,000	1.55% over 3-month LIBOR **	1.89%	1.95%
		$36,085,000	Weighted Average Rate	2.68%	2.71%